787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

June 14, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Variable Series Funds II, Inc.

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock Variable Series Funds II, Inc. (the “BlackRock Registrant”), we hereby transmit for filing with the Securities and Exchange Commission the BlackRock Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by BlackRock Total Return V.I. Fund, a new series of the BlackRock Registrant, of all of the assets and certain stated liabilities of Bond Fund, a series of State Farm Variable Product Trust, in exchange for Class I shares of BlackRock Total Return V.I. Fund.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8037.

Sincerely,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC

Gladys Chang, Esq., BlackRock, Inc.

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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